Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	$ 68
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	3,864	$ 5,409
Other liabilities (related to business combination)	10,075	14,875
Total Liabilities	10,075	14,875
Financial liabilities measured at fair value	10,075	14,875
Financial assets measured at FVOCI [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	5,409
Other Investments - Equity Securities (FVTPL) [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	3,412
Other Investments - Other Securities (FVTPL) [Member] | Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	68
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	3,932	5,409
Other liabilities (related to business combination)	10,075	14,875
Total Liabilities	10,075	14,875
Financial liabilities measured at fair value	10,075	14,875
Fair value [Member] | Financial assets measured at FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	$ 5,409
Fair value [Member] | Other Investments - Equity Securities (FVTPL) [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	3,412
Fair value [Member] | Other Investments - Other Securities (FVTPL) [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	$ 68